BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
BIOLOGICAL ASSETS
Schedule of changes in balances of biological assets

Balances on December 31, 2017	4,548,897
Addition	1,285,490
Depletion	(709,547)
Loss on fair value adjustment	(129,187)
Disposal	(47,124)
Other write-offs	(12,624)
Balances on December 31, 2018	4,935,905
Business combination with Fibria (1)	4,579,526
Addition	2,849,039
Depletion	(1,905,118)
Gain on fair value adjustment	185,399
Disposal	(23,764)
Other write-offs	(49,488)
Balances on December 31, 2019	10,571,499
1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.

Schedule of main assumptions for calculation of fair value of biological assets

December 31,
2019
Planted useful area (hectare)	988,720
Mature assets	86,352
Immature assets	902,368
Average annual growth (IMA) - m3 /hectare /year	38.34
Average gross sale price of eucalyptus - R$/m3	66.81
Discount rate - %	8.4%

Summary of fair value adjustment of biological assets recognized under other operating income (expense), net

December 31,
2019
Physical changes	(347,409)
Price	532,808
185,399